INCOME TAX	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 16 - INCOME TAX

Japan

The Company and the Japanese subsidiaries conduct its major businesses in and are subject to tax in this jurisdiction. As a result of its business activities, the Company and the Japanese subsidiaries apply the Japanese Group Relief System and file tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company and the Japanese subsidiaries are imposed by the national, prefectural, and municipal governments.

As of September 30, 2024, tax years ended March 31, 2018 to 2024 remained open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

China

Yantai Propolife Wood Industry Co., Ltd. was incorporated under the laws of China. The income tax rate is 25%. As of September 30, 2024, at least over five tax years from the year ended December 31, 2023 remained open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

Vietnam

LogKnot Vietnam Co., Ltd. and Propolife Vietnam Co., Ltd. were incorporated under the laws of Vietnam. The income tax rate is 20%. As of September 30, 2024, at least over five tax years from the year ended December 31, 2023 remained open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

For the six months ended September 30, 2024 and 2023, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Six Months Ended September 30,
	2024	2023
Current	¥104,155	¥17,711
Deferred	95,736	10,884
Total	¥199,891	¥28,595

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the six months ended September 30, 2024 and 2023 is as follows:

	For the Six Months Ended September 30,
	2024	2023
Japanese statutory tax rate	34.59%	34.59%
Entertainment expenses not deductible	2.54	1.77
Effect of change in income tax rate for deferred tax assets	-	0.35
Change in valuation allowance	(2.28)	0.33
Other adjustments	0.49	0.72
Effective tax rate	35.34%	37.76%

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at September 30, 2024 and March 31, 2024 are presented below:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Deferred income tax assets
Operating lease liabilities	¥1,329,692	¥1,430,135
Net operating losses carried forward	170,193	211,925
Inventories	114,256	196,428
Other current liabilities	52,259	26,283
Other non-current liabilities	7,308	22,409
Property, plant and equipment	9,415	10,453
Finance lease liabilities	5,267	6,145
Others	55,158	50,579
Subtotal	1,743,548	1,954,357
Less: valuation allowance	(108,260)	(115,553)
Total deferred income tax assets	¥1,635,288	¥1,838,804

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,293,856)	¥(1,393,680)
Capitalized interest	(52,858)	(62,406)
Others	(19,785)	(18,193)
Total deferred income tax liabilities	¥(1,366,499)	(1,474,279)

Deferred income tax assets, net	¥268,789	¥364,525

The realization of deferred tax assets is dependent upon the generation of sufficient taxable income of the appropriate character in future periods. The Group regularly assesses the ability to realize its deferred tax assets and establish a valuation allowance if it is more-likely-than-not that some portion of the deferred tax assets will not be realized. The Group weighs all available positive and negative evidence, including its earnings history and results of recent operations, projected future taxable income, and tax planning strategies.

The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Group’s projections for growth. The adjustments of a valuation allowance against deferred tax assets may cause greater volatility in the effective tax rate in the periods in which the valuation allowance is adjusted. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is more likely than not that the Group will utilize the benefits of these deferred tax assets, net of the valuation allowance, as of September 30, 2024 and March 31, 2024. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding the Group, effects by market conditions, effects of currency fluctuations or other factors.

The net changes in the total valuation allowance were a decrease of ¥7,293 thousands and an increase of ¥16,697 thousands for the six months ended September 30, 2024 and 2023, respectively.

As of September 30, 2024, the Group had net operating losses which can be carried forward for income tax purposes of ¥678,736 thousand to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from four to ten years as follows:

Thousands of Yen
After four years through five years	¥29,172
After five years through six years	117,947
After six years through seven years	287,589
After seven years through eight years	128,835
After eight years through nine years	88,181
After nine years through ten years	27,012
Total	¥678,736

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

As of September 30, 2024 and March 31, 2024, the management considered that the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest or penalties tax for the six months ended September 30, 2024 and 2023. The Group does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from September 30, 2024.

NOTE 15 - INCOME TAX

Japan

The Company and the Japanese subsidiaries conduct its major businesses in and are subject to tax in this jurisdiction. As a result of its business activities, the Company and the Japanese subsidiaries apply the Japanese Group Relief System and file tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company and the Japanese subsidiaries are imposed by the national, prefectural, and municipal governments.

As of March 31, 2024, tax years ended March 31, 2018 to 2024 remain open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

China

Yantai Propolife Wood Industry Co., Ltd. was incorporated under the laws of China. The income tax rate is 25%. As of March 31, 2024, at least over five tax years from the year ended December 31, 2023 remain open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

Vietnam

LogKnot Vietnam Co., Ltd. and Propolife Vietnam Co., Ltd. were incorporated under the laws of Vietnam. The income tax rate is 20%. As of March 31, 2024, at least over five tax years from the year ended December 31, 2023 remain open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

For the years ended March 31, 2024 and 2023, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2024	2023
Current	¥120,305	¥133,412
Deferred	76,049	117,730
Total	¥196,354	¥251,142

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the years ended March 31, 2024 and 2023 is as follows:

	For the Fiscal Years Ended March 31,
	2024	2023
Japanese statutory tax rate	34.59%	34.59%
Entertainment expenses not deductible	1.77	2.40
Effect of change in income tax rate for deferred tax assets	0.35	-
Change in valuation allowance	(0.76)	3.21
Other adjustments	1.81	1.30
Effective tax rate	37.76%	41.50%

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at March 31, 2024 and 2023 are presented below:

	Thousands of Yen
	March 31,2024	March 31,2023
Deferred income tax assets
Operating lease liabilities	¥1,430,135	¥1,582,602
Net operating losses carried forward	211,925	213,158
Inventories	196,428	208,296
Other current liabilities	26,283	24,676
Other non-current liabilities	22,409	22,300
Property, plant and equipment	10,453	39,949
Finance lease liabilities	6,145	6,959
Enterprise taxes payables	-	19,669
Others	50,579	40,648
Subtotal	1,954,357	2,158,257
Less: valuation allowance	(115,553)	(119,512)
Total deferred income tax assets	¥1,838,804	¥2,038,745

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,393,680)	¥(1,543,237)
Capitalized interest	(62,406)	(35,904)
Others	(18,193)	(19,030)
Total deferred income tax liabilities	¥(1,474,279)	(1,598,171)

Deferred income tax assets, net	¥364,525	¥440,574

The realization of deferred tax assets is dependent upon the generation of sufficient taxable income of the appropriate character in future periods. The Group regularly assesses the ability to realize its deferred tax assets and establish a valuation allowance if it is more-likely-than-not that some portion of the deferred tax assets will not be realized. The Group weighs all available positive and negative evidence, including its earnings history and results of recent operations, projected future taxable income, and tax planning strategies.

The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Group’s projections for growth. The adjustments of a valuation allowance against deferred tax assets may cause greater volatility in the effective tax rate in the periods in which the valuation allowance is adjusted. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is more likely than not that the Group will utilize the benefits of these deferred tax assets, net of the valuation allowance, as of March 31, 2024 and 2023. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding the Group, effects by market conditions, effects of currency fluctuations or other factors.

The net changes in the total valuation allowance were a decrease of ¥3,959 thousands and an increase of ¥19,421 thousands for the years ended March 31, 2024 and 2023, respectively.

As of March 31, 2024, the Group had net operating losses which can be carried forward for income tax purposes of ¥678,736 thousand to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from four to ten years as follows:

Thousands of Yen
After four years through five years	¥29,172
After five years through six years	117,947
After six years through seven years	287,589
After seven years through eight years	128,835
After eight years through nine years	88,181
After nine years through ten years	27,012
Total	¥678,736

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

As of March 31, 2024 and 2023, the management considered that the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest or penalties tax for the years ended March 31, 2024 and 2023. The Group does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from March 31, 2024.